CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Equity attributed to Eltek Ltd. and subsidiaries [Member]	Non controlling interest [Member]	Total
Balance at Dec. 31, 2015		$ 1,985		$ 17,270	$ 1,892	$ 695	$ (11,507)	$ 10,335	$ (91)	$ 10,244
Balance, shares at Dec. 31, 2015	[1]	2,028,552
Comprehensive income (loss):
Reclassification of foreign currency translation reserve upon disposal of a subsidiary					(276)			(276)	91	(185)
Foreign currency translation adjustments					199			199		199
Loss							(3,624)	(3,624)		(3,624)
Balance at Dec. 31, 2016		$ 1,985		17,270	1,815	695	(15,131)	6,634		6,634
Balance, shares at Dec. 31, 2016	[1]	2,028,552
Comprehensive income (loss):
Foreign currency translation adjustments					600			600		600
Loss							(3,775)	(3,775)		(3,775)
Balance at Dec. 31, 2017		$ 1,985		17,270	2,415	695	(18,906)	3,459		$ 3,459
Balance, shares at Dec. 31, 2017	[1]	2,028,552								2,028,552
Stock-based compensation						56		56		$ 56
Transaction with controlling shareholder						49		49		49
Comprehensive income (loss):
Foreign currency translation adjustments					(75)			(75)		(75)
Loss							(2,607)	(2,607)		(2,607)
Balance at Dec. 31, 2018		$ 1,985		$ 17,270	$ 2,340	$ 800	$ (21,513)	$ 882		$ 882
Balance, shares at Dec. 31, 2018		2,028,552	[1]							2,028,552

[1]	Respectively adjusted to reflect reverse split of shares.